Earnout Liability	12 Months Ended
Mar. 31, 2024
Earnout Liability [Abstract]
Earnout Liability
31.	EARNOUT LIABILITY
As at March 31, 2024, 1,196,157 earnout rights remain outstanding with an estimated fair value of US $8.49 per unit based on the market price of the Company’s common shares, for which an earnout liability of $13.8 million (US $10.2 million) (March 31, 2023 - $16.8 million; US $12.4 million) was recognized on the consolidated statements of financial position. For the year ended March 31, 2024, earnout rights were settled for cash totalling $
2.5
 m
illion (March 31, 2023 – nil). Loss on change in the fair value of the earnout liability for the year ended March 31, 2024 of $
0.1
 million is presented in the consolidated statements of net income (March 31, 2023 – gain of $
5.9
million).
Continuity of earnout rights are as follows:

	March 31, 2024	March 31, 2023

Opening balance	1,537,184	1,616,305

Dividend equivalents and other adjustments	37,534	46,802

Vested and settled	(378,561)	(125,923)

Ending balance	1,196,157	1,537,184